REVENUE - Schedule of Net Trade Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 12,386	$ 12,068	$ 13,017
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	12,386	12,068	12,936
Operating Segments | ElectronicsCo
Disaggregation of Revenue [Line Items]
Net sales	4,336	4,034	4,757
Operating Segments | ElectronicsCo | Semiconductor Technologies
Disaggregation of Revenue [Line Items]
Net sales	2,452	2,251	2,617
Operating Segments | ElectronicsCo | Interconnect Solutions
Disaggregation of Revenue [Line Items]
Net sales	1,884	1,783	2,140
Operating Segments | IndustrialsCo
Disaggregation of Revenue [Line Items]
Net sales	8,050	8,034	8,179
Operating Segments | IndustrialsCo | Healthcare & Water Technologies
Disaggregation of Revenue [Line Items]
Net sales	2,976	2,919	2,835
Operating Segments | IndustrialsCo | Diversified Industrials
Disaggregation of Revenue [Line Items]
Net sales	5,074	5,115	5,344
Corporate
Disaggregation of Revenue [Line Items]
Net sales	$ 0	$ 0	$ 81